FAIR VALUE MEASUREMENT - Fair value of the available-for-sale debt securities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
FAIR VALUE MEASUREMENT
Unrealized gain on available-for-sale securities, net of tax effect	¥ 23,382	$ 3,583		¥ 116,540
Unrealized fair value gain netting relevant income tax recognized in other comprehensive income	¥ 7,794		¥ 0	¥ 38,847